Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
Property and Equipment [text block table]
in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Construction- in-progress	Total
Cost of acquisition:
Balance as of January 1, 2016	1,432	3,060	2,662	130	7,284
Changes in the group of consolidated companies	(0)	24	(1)	0	23
Additions	134	199	111	281	725
Transfers	35	(4)	144	(171)	4
Reclassifications (to)/from “held for sale”	(17)	0	0	(0)	(17)
Disposals	67	908	117	(0)	1,092
Exchange rate changes	(1)	34	21	1	55
Balance as of December 31, 2016	1,516	2,406	2,820	240	6,982
Changes in the group of consolidated companies	0	(8)	(1)	0	(9)
Additions	12	165	117	191	485
Transfers	18	75	191	(288)	(4)
Reclassifications (to)/from “held for sale”	(61)	0	0	0	(61)
Disposals	96	97	291	0	484
Exchange rate changes	(3)	(67)	(92)	(4)	(166)
Balance as of December 31, 2017	1,387	2,473	2,743	139	6,743

Accumulated depreciation and impairment:
Balance as of January 1, 2016	464	2,257	1,716	0	4,438
Changes in the group of consolidated companies	(0)	19	(6)	0	12
Depreciation	28	226	191	0	445
Impairment losses	87	6	0	0	93
Reversals of impairment losses	0	(0)	0	0	0
Transfers	39	(14)	6	(0)	30
Reclassifications (to)/from “held for sale”	(0)	(1)	(1)	0	(2)
Disposals	46	803	42	0	891
Exchange rate changes	(2)	31	23	0	52
Balance as of December 31, 2016	572	1,720	1,886	0	4,178
Changes in the group of consolidated companies	0	(8)	(1)	0	(9)
Depreciation	37	211	193	0	441
Impairment losses	15	3	2	0	19
Reversals of impairment losses	0	(1)	0	0	(1)
Transfers	1	17	(22)	0	(4)
Reclassifications (to)/from “held for sale”	(0)	0	0	0	(0)
Disposals	44	90	284	0	418
Exchange rate changes	(1)	(54)	(72)	0	(128)
Balance as of December 31, 2017	579	1,800	1,702	0	4,080

Carrying amount:
Balance as of December 31, 2016	944	685	934	240	2,804
Balance as of December 31, 2017	809	673	1,041	139	2,663